Consolidated Statements of Operations and Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 32,800,660	$ 4,493,672	¥ 50,815,416	¥ 41,353,741
Cost of revenues	(35,851,105)	(4,911,581)	(46,850,314)	(40,404,962)
Gross profit/(loss)	(3,050,445)	(417,909)	3,965,102	948,779
Operating expenses:
General and administrative expenses	(22,799,165)	(3,123,473)	(25,445,401)	(27,664,531)
Selling and marketing expenses	(111,780)	(15,314)	(18,300)	(61,645)
Impairment loss on goodwill			(22,677,921)	(18,842,000)
Expected credit loss for receivables and other assets			(65,138,293)
Total operating expenses	(22,910,945)	(3,138,787)	(113,279,915)	(46,568,176)
Operating loss	(25,961,390)	(3,556,696)	(109,314,813)	(45,619,397)
Interest expense	(2,860,956)	(391,949)	(3,634,721)	(4,014,414)
Interest income	289,865	39,711	134,011	73,705
Fair value change gain of contingent consideration				22,850,000
Other income, net	3,830,448	524,769	12,339,894	16,838,728
Loss before income tax expense	(24,702,033)	(3,384,165)	(100,475,629)	(9,871,378)
Income tax expense			(3,119,576)	(48,391)
Loss from continuing operations, net of tax	(24,702,033)	(3,384,165)	(103,595,205)	(9,919,769)
Income/(loss) from discontinued operation, net of tax			(23,394,661)	1,828,539
Net loss	(24,702,033)	(3,384,165)	(126,989,866)	(8,091,230)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(24,627,666)	(3,373,977)	(126,630,648)	(7,789,861)
Net loss attributable to non-controlling interests	(74,367)	(10,188)	(359,218)	(301,369)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	3,809,859	521,949	2,970,553	18,057,155
Comprehensive income/(loss)	(20,892,174)	(2,862,216)	(124,019,313)	9,965,925
Total comprehensive loss attributable to non-controlling interests	(74,367)	(10,188)	(359,218)	(301,369)
Total comprehensive income/(loss) attributable to Lixiang Education Holding Co., Ltd. shareholders	¥ (20,817,807)	$ (2,852,028)	¥ (123,660,095)	¥ 10,267,294
Loss per ordinary share continuing operations, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.21)	$ (0.03)	¥ (1.32)	¥ (0.15)
Loss per ordinary share continuing operations, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.21)	(0.03)	(1.32)	(0.15)
—Basic and diluted
Earnings/(loss) per ordinary share discontinued operation, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)			(0.3)	0.03
Earnings/(loss) per ordinary share discontinued operation, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.3)	¥ 0.03
—Basic and diluted
Weighted average number of ordinary shares outstanding, Basic (in Shares)	116,667,000	116,667,000	78,584,808	66,667,000
Weighted average number of ordinary shares outstanding, Diluted (in Shares)	116,667,000	116,667,000	78,584,808	66,667,000
Revenue from third parties
Net revenues:
Total net revenues	¥ 32,046,375	$ 4,390,335	¥ 50,061,131	¥ 40,599,456
Revenue from a related party
Net revenues:
Total net revenues	¥ 754,285	$ 103,337	¥ 754,285	¥ 754,285